Taxation - Reconciliation of differences between statutory income tax rate (Details)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Taxation
Statutory income tax rate of the PRC	25.00%	25.00%
Permanent differences	(4.50%)	(1.10%)
Change in valuation allowance	(12.50%)	(24.50%)
Effect of preferential tax rate	(2.60%)	(3.50%)
Others	(5.40%)	4.10%
Effective income tax rate	0.00%	0.00%